Intangible Asset - Customer List (Details) - Schedule of estimated future amortization expense	Mar. 31, 2022 USD ($)
Wildman Acquisition [Member]
Intangible Asset - Customer List (Details) - Schedule of estimated future amortization expense [Line Items]
2022	$ 212,222
2023	212,222
2024	212,222
2025	212,222
2026	212,222
Total	1,061,110
G.A.P. Acquisition [Member]
Intangible Asset - Customer List (Details) - Schedule of estimated future amortization expense [Line Items]
2022	208,568
2023	227,529
2024	227,529
2025	227,529
2026	227,529
Total	$ 1,118,684